Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018 [1]	Dec. 31, 2017 [1]
Statement of comprehensive income [abstract]
Profit of the period	$ 10,414	$ 5,688	$ 9,166
Other comprehensive income: items that will not be reclassified to profit or loss:
Re-measurements of post-employment benefits	(182)	99	(37)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(182)	99	(37)
Other comprehensive income: items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	947	(7,916)	1,716
Effective portion of changes in fair value of net investment hedges	(157)	114	(542)
Cash flow hedges recognized in equity	182	512	(60)
Cash flow hedges reclassified from equity to profit or loss	(292)	(565)	(36)
Other comprehensive income that will be reclassified to profit or loss net of tax	680	(7,855)	1,077
Other comprehensive income, net of tax	498	(7,756)	1,040
Total comprehensive income	10,912	(2,068)	10,205
Attributable to:
Equity holders of AB InBev	10,044	(2,998)	8,831
Non-controlling interest	$ 867	$ 930	$ 1,374

[1]	The consolidated statements of comprehensive income for 2018 and 2017 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application.